Private Placement	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement [Abstract]
Private Placement
Note 4 — Private Placement
Simultaneously with the closing of the IPO on January 14, 2021, the Sponsor purchased an aggregate of 6,550,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $6,550,000, in a private placement (the “Private Placement”).

On January 19, 2021, the underwriters exercised the over-allotment option in full to purchase 3,600,000
Units. Simultaneously with the closing of the exercise of the overallotment option, the Company completed the private sale of an aggregate of 720,000
Private Placement Warrants to the Sponsor at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds of $720,000
.
Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Placement Warrants were added to the proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
On December 23, 2021, the Company amended the warrant agreement entered into on January 11, 2021 with Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent, to modify certain provisions to conform with applicable disclosure contained in the Company’s final prospectus filed with the SEC on January 13, 2021. Pursuant to the amended Private Placement Warrant agreement, a Private Placement Warrant will not be redeemable by the Company for so long as it is held by its initial purchaser or a permitted transferee of such purchaser. After giving effect to the amended Private Placement Warrant agreement, the Private Placement Warrants qualify for liability classification. The difference in the aggregate fair value of the Private Placement Warrants immediately before and after the modification was recognized as an equity issuance cost and charged to additional paid-in
capital.

Note 4 — Private Placement
Simultaneously with the closing of the IPO on January 14, 2021, the Sponsor purchased an aggregate of 6,550,000
 Private Placement Warrants at a price of $1.00
 per Private Placement Warrant, for an aggregate purchase price of $6,550,000
, in a private placement (the “Private Placement”).
On January 19, 2021, the underwriters exercised the over-allotment option in full to purchase 3,600,000
 Units. Simultaneously with the closing of the exercise of the overallotment option, the Company completed the private sale of an aggregate of 720,000
 Private Placement Warrants to the Sponsor at a purchase price of $1.00 per Private Placement Warrant, generating gross proceeds of $720,000
.
Each Private Placement Warrant will entitle the holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment. The proceeds from the Private Placement Warrants were added to the proceeds from the IPO held in the Trust Account on January 14, 2021. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.
On December 23, 2021, the Company amended the warrant agreement entered with Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent, on January 11, 2021 to modify certain provisions to conform with applicable disclosure contained in the Company’s final prospectus filed with the SEC on January 13, 2021. Pursuant to the amended warrant agreement, a Private Placement Warrant will not be redeemable by the Company for so long as it is held by its initial purchaser or a permitted transferee of such purchaser. Only the Private Placement Warrants may be exercised for cash or on a cashless basis at the holder’s option at any time, and once a Private Placement Warrant is transferred to a holder other than a permitted transferee, it shall be treated as a Public Warrant for all purposes. The change in the ability to cashless exercise at any time at the holder’s option to only being able to exercise on a cashless basis in limited situations results in the Private Placement Warrant to not be considered indexed to the entity’s own stock under Step 2 settlement provision issue under ASC 815-40. The amendment qualified the Private Placement Warrants for liability classification. The difference in its fair value immediately before and after the modification was recognized as an equity issuance cost and charged to additional paid-in
capital. The Private Placement Warrant liability is subject to remeasurement at each balance sheet date and any change in fair value is recognized in the statement of operations.